Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Components of (provision for) benefit from income taxes	The components of income tax expense are as follows:

Year ended December 31 (€, in millions)	2023	2024	2025
Netherlands	8,453.5	7,927.0	10,297.5
Foreign	630.0	1,115.4	1,108.6
Income before income taxes	9,083.5	9,042.4	11,406.1

Income tax (expense) / benefit current	(1,211.7)	(1,424.1)	(1,638.0)
Income tax (expense) / benefit deferred	(58.4)	67.5	(12.8)
Income tax (expense) / benefit Netherlands	(1,270.1)	(1,356.6)	(1,650.8)

Income tax (expense) / benefit current	(441.3)	(322.7)	(359.1)
Income tax (expense) / benefit deferred	275.6	(1.3)	(3.5)
Income tax (expense) / benefit Foreign	(165.7)	(324.0)	(362.6)

Total income tax (expense) / benefit current	(1,653.0)	(1,746.8)	(1,997.1)
Total income tax (expense) / benefit deferred	217.2	66.2	(16.3)
Total income tax (expense) / benefit	(1,435.8)	(1,680.6)	(2,013.4)
As of 2025, we have applied the guidance of ASU 2023-09 - Income Taxes (Topic 740) based on which allocation of income tax (expense) / benefit is determined according to the tax authorities to whom the income tax is eventually paid. For years 2023 and 2024 allocation is based on the entities bearing the tax, whereby the income tax expense for
Netherlands also includes foreign tax expense that is born by our Dutch group entities.
Current and deferred tax (expense) / benefit can be further broken down into:

Year ended December 31 (€, in millions)	2023	2024	2025
Current year tax (expense) / benefit	(1,766.1)	(1,535.6)	(2,008.0)
Prior year tax (expense) / benefit	113.1	(211.2)	10.9
Total current tax (expense) / benefit	(1,653.0)	(1,746.8)	(1,997.1)

Year ended December 31 (€, in millions)	2023	2024	2025
Changes to recognition of operating losses and tax credits	3.0	(24.9)	(52.4)
Prior year tax (expense) / benefit	(85.2)	93.1	51.7
Tax rate changes	13.5	—	16.4
Origination and reversal of temporary differences, operating losses and tax credits	285.9	(2.0)	(32.0)
Total deferred tax (expense) / benefit	217.2	66.2	(16.3)
Above current year tax expense includes estimated global minimum tax expense of 0.0 million (2024: 2.5 million) that can be broken out as follows:

Year ended December 31 (€, in millions)[3]	2024	2025
Top-up tax expense based on local QDMTT[1]	(0.3)	—
Top-up tax expense based on IIR[2]	(2.2)	—
Global minimum tax (expense) / benefit	(2.5)	—
1.QDMTT = Qualifying Domestic Minimum Top-up Tax.
2.IIR = Income Inclusion Rule.
3.Global Minimum Tax rules first became effective as of 2024. As such, no 2023 comparatives are presented above.

Reconciliation between (provision for) benefit from income taxes

Year ended December 31 (€, in millions)	2025%[1]
Income before income taxes	11,406.1	100.0
Income tax expense based on ASML’s domestic rate	(2,942.8)	25.8

Foreign tax effects
Other foreign jurisdictions
Other	(117.7)	1.0

Netherlands
Nontaxable or nondeductible items
Adjustments in respect of tax incentives	1,055.8	(9.3)
Other nontaxable or nondeductible items	(14.8)	0.1

Other adjustments	30.2	(0.3)
Changes in the liability for unrecognized tax benefits	(24.1)	0.2

Income tax expense / Effective tax rate	(2,013.4)	17.7
1.As a percentage of income before income taxes.
2.The ASU 2023-09 guidance became effective as of 2025. As such no 2024 and 2023 comparatives are presented above.
Explanatory notes on the 2025 reconciling items appear below the table presenting the effective tax rates for 2024 and 2023.
The following table is a reconciliation of the Dutch statutory rate of 25.8% to the Company’s effective rate for the years ended December 31, 2023 and 2024 in accordance with the guidance prior to the adoption of ASU 2023-09.

Year ended December 31 (€, in millions)	2023%[1]		2024%[1]
Income before income taxes	9,083.5	100.0%	9,042.4	100.0%
Income tax provision based on ASML’s domestic rate	(2,343.5)	25.8%	(2,332.9)	25.8%
Effects of tax rates in foreign jurisdictions	14.7	(0.2)%	26.6	(0.3)%
Adjustments in respect of tax exempt income	1.4	—%	0.9	—%
Adjustments in respect of tax incentives	941.9	(10.4)%	824.6	(9.1)%
Adjustments in respect of prior years’ current taxes	113.1	(1.2%)	(211.2)	2.3%
Adjustments in respect of prior years’ deferred taxes	(85.2)	0.9%	93.1	(1.0)%
Movements in the liability for unrecognized tax benefits	(55.0)	0.6%	(66.8)	0.7%
Global Minimum Tax	—	—%	(2.5)	—%
Change in valuation allowance	3.0	—%	(24.9)	0.3%
Equity method investments	(42.6)	0.5%	(41.6)	0.5%
Effect of change in tax rates	13.5	(0.1)%	—	—%
Other credits and non-taxable items	2.9	—%	54.1	(0.6)%
Provision for income taxes	(1,435.8)	15.8%	(1,680.6)	18.6%
1.As a percentage of income before income taxes.
The individual elements in these tables are explained in more detail below. While the explanations are based on the captures of the 2025 table, they also reference the corresponding items from the 2024 and 2023 table for context.

Dislosure of income taxes paid	Income taxes paid[1]

Jurisdiction / Year (€, in millions)	2025
Domestic
Netherlands	(1,152.7)
Foreign
United States	(171.1)
South Korea	(89.3)
China	(98.0)
Rest of World	(110.3)
Total	(1,621.4)
1.The ASU 2023-09 guidance became effective as of 2025. As such no 2024 and 2023 comparatives are presented above.

Liability for unrecognized tax benefits and deferred tax position recorded on consolidated balance sheets	The liability for unrecognized tax benefits and related accrued interest and penalties and total deferred tax position recorded on the Consolidated balance sheets is as follows:

Year ended December 31 (€, in millions)	2024	2025
Liability for unrecognized tax benefits	(253.1)	(174.5)
Deferred tax assets	1,940.7	1,719.4
Deferred tax liabilities	(46.1)	(8.5)
Deferred and other tax assets (liabilities)	1,641.5	1,536.4

Reconciliation of beginning and ending balance of liability for unrecognized tax benefits	The following table is a reconciliation of the beginning and ending balance of the liability for unrecognized tax benefits:

Year ended December 31 (€, in millions)	2024	2025
Balance as at January 1	(193.6)	(214.0)
Gross increases – tax positions in prior period	(39.7)	(25.9)
Gross decreases – tax positions in prior period	11.0	62.2
Gross increases – tax positions in current period	(64.9)	(58.5)
Settlements	69.9	60.3
Lapse of statute of limitations	6.1	1.7
Effect of changes in exchange rates	(2.8)	13.4
Total liability for unrecognized tax benefits	(214.0)	(160.8)
Balance of accrued interest and penalties	(39.1)	(13.7)
Total liabilities for unrecognized tax benefits including interest and penalties	(253.1)	(174.5)

Summary of income tax examinations	The years for which tax returns are still open for examination for respective jurisdictions are as follows:

Jurisdictions	Years
Netherlands	2022 – 2025
US	2018 – 2025
Taiwan	2020 – 2025
South Korea	2022 – 2025
China	2015 – 2025

Composition of deferred tax assets and liabilities reconciled in consolidated balance sheets	The composition of total deferred tax assets and liabilities reconciled to the classification in the Consolidated balance sheets is:

Deferred taxes (€, in millions)	January 1, 2025	Credits and other	Consolidated Statements of Operations	Effect of changes in exchange rates	December 31, 2025
Deferred tax assets:
Capitalized R&D costs	481.7	—	(106.5)	(63.9)	311.3
Goodwill	79.8	—	5.3	—	85.1
R&D and other tax credit carry forwards	266.6	(9.7)	85.4	(30.2)	312.1
Inventories	95.5		(23.4)	(2.1)	70.0
Contract liabilities	1,046.0		16.8	(90.4)	972.4
Accrued and other liabilities	135.4		(9.0)	(13.2)	113.2
Operating loss carry forwards	1.1		49.0	1.0	51.1
Property, plant and equipment	11.4		2.7	(0.2)	13.9
Lease liabilities	25.4		(3.4)	(3.1)	18.9
Other intangible assets	107.0	—	(15.3)	(7.0)	84.7
Share-based payments	30.0	—	6.3	(3.5)	32.8
Other temporary differences	24.4	—	32.7	20.2	77.3
Total deferred tax assets, gross	2,304.3	(9.7)	40.6	(192.4)	2,142.8
Valuation allowance[1]	(242.6)	—	(52.4)	27.3	(267.7)
Total deferred tax assets, net	2,061.7	(9.7)	(11.8)	(165.1)	1,875.1
Deferred tax liabilities:
Other intangible assets	(46.0)	—	11.1	11.9	(23.0)
Goodwill	(45.7)	—	(8.0)	—	(53.7)
Inventories	—	—	—	—	—
Right-of-use assets	(25.4)	—	3.4	3.1	(18.9)
Property, plant and equipment	(36.1)	—	8.0	3.1	(25.0)
Accrued and other liabilities	(0.3)	—	(27.4)	0.6	(27.1)
Contract liabilities	—	—	—	—	—
Long-term debt	(1.3)	—	1.2	—	(0.1)
Other temporary differences	(12.3)	—	7.2	(11.3)	(16.4)
Total deferred tax liabilities	(167.1)	—	(4.5)	7.4	(164.2)
Net deferred tax assets (liabilities)	1,894.6	(9.7)	(16.3)	(157.7)	1,710.9
Classified as:
Deferred tax assets – non-current	1,940.7				1,719.4
Deferred tax liabilities – non-current	(46.1)				(8.5)
Net deferred tax assets (liabilities)	1,894.6				1,710.9
1.The valuation allowance disclosed above relates to R&D and other tax credit carry forwards and operating loss carry forwards that may not be realized.

Deferred taxes (€, in millions)	January 1, 2024	Credits and other	Consolidated Statements of Operations	Income tax recognized in Other Comprehensive Income	Effect of changes in exchange rates	December 31, 2024
Deferred tax assets:
Capitalized R&D costs	514.1	—	(66.5)	—	34.1	481.7
Goodwill	65.0		14.8	—	—	79.8
R&D and other tax credit carry forwards	217.8	(9.7)	45.4	—	13.1	266.6
Inventories	61.4	—	31.6	—	2.5	95.5
Contract liabilities	959.8	—	39.9	—	46.3	1,046.0
Accrued and other liabilities	139.5	—	(6.6)	—	2.5	135.4
Operating loss carry forwards	3.9	—	(2.8)	—	—	1.1
Property, plant and equipment	29.2	—	(16.2)	—	(1.6)	11.4
Lease liabilities	28.7	—	(5.0)	—	1.7	25.4
Other intangible assets	119.3	—	(12.3)	—	—	107.0
Share-based payments	16.8	—	6.9	—	6.3	30.0
Other temporary differences	22.5	—	4.9	3.7	(6.7)	24.4
Total deferred tax assets, gross	2,178.0	(9.7)	34.1	3.7	98.2	2,304.3
Valuation allowance[1]	(206.7)	—	(24.9)	—	(11.0)	(242.6)
Total deferred tax assets, net	1,971.3	(9.7)	9.2	3.7	87.2	2,061.7
Deferred tax liabilities:
Other intangible assets	(52.0)	—	9.4	—	(3.4)	(46.0)
Goodwill	(38.5)	—	(7.2)	—	—	(45.7)
Inventories	(3.8)		3.7	—	0.1	—
Right-of-use assets	(28.7)	—	5.0	—	(1.7)	(25.4)
Property, plant and equipment	(13.6)	—	(22.7)	—	0.2	(36.1)
Accrued and other liabilities	(0.5)		0.2	—	—	(0.3)
Contract liabilities	(80.0)	—	80.0	—	—	—
Long-term debt	(1.6)	—	0.3	—	—	(1.3)
Other temporary differences	(2.9)	—	(11.7)	—	2.3	(12.3)
Total deferred tax liabilities	(221.6)	—	57.0	—	(2.5)	(167.1)
Net deferred tax assets (liabilities)	1,749.7	(9.7)	66.2	3.7	84.7	1,894.6
Classified as:
Deferred tax assets – non-current	1,872.3					1,940.7
Deferred tax liabilities – non-current	(122.6)					(46.1)
Net deferred tax assets (liabilities)	1,749.7					1,894.6
1.The valuation allowance disclosed above relates to R&D and other tax credit carry forwards and operating loss carry forwards that may not be realized.